Unit-Based Compensation Plans Sunoco Logistics Schedule of Unit Based Compensation (Details) (Sunoco Logistics [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Sunoco Logistics [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units Remaining To Be Awarded	900,000
Unvested awards	427,610
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 10
Equity Instruments Other than Options, Outstanding, Weighted Average Remaining Contractual Term	2 years 6 months